Nature of Business and Basis of Presentation (Details)	Apr. 14, 2008 shares
Nature of Business Details (Textual)
Shares issued by RFID, Ltd. pursuant to a share exchange agreement	1,256,958
Percentage of stock of owned by RFID	100.00%